Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Segment Information	The segment information for the years ended December 31, 2023, 2022 and 2021.

	2023
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 96,487	₩ 697,736	₩ 21,149	₩ 815,372
Elimination of intersegment revenue	(15,470)	(68,132)	(6,254)	(89,856)
Consolidated net revenue	81,017	629,604	14,895	725,516
Depreciation/Amortization	1,436	2,158	4,064	7,658
Segment operating profit	44,107	122,107	(5,847)	160,367

	2022
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 107,326	₩ 404,362	₩ 21,740	₩ 533,428
Elimination of intersegment revenue	(18,069)	(45,591)	(6,150)	(69,810)
Consolidated net revenue	89,257	358,771	15,590	463,618
Depreciation/Amortization	1,349	1,873	3,840	7,062
Segment operating profit	45,832	58,357	519	104,708

	2021
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 90,123	₩ 346,928	₩ 23,417	₩ 460,468
Elimination of intersegment revenue	(14,753)	(26,764)	(5,013)	(46,530)
Consolidated net revenue	75,370	320,164	18,404	413,938
Depreciation/Amortization	1,975	1,875	2,468	6,318
Segment operating profit	31,271	64,837	611	96,719

Summary Revenue from External Customers by Country	Revenue from external customers by country for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Korea	₩ 86,058	₩ 46,719	₩ 73,751
Taiwan	176,071	175,664	77,462
Japan	18,999	26,133	40,259
The United States of America	22,702	33,697	20,894
Thailand	136,874	75,498	94,475
The Philippines	102,595	26,003	20,173
Indonesia	58,763	5,472	10,723
Hong Kong	22,656	24,397	7,648
Malaysia	58,553	24,830	30,422
Other	42,245	25,205	38,131
Total	₩ 725,516	₩ 463,618	₩ 413,938

Summary of Non-Current Assets by Geographical Regions
Non-Current assets by geographical regions as of December 31, 2023, 2022 and 2021 are as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
	(In millions of Korean won)
Korea	₩	15,488	₩	9,183	₩	10,884
Overseas	8,018		5,309		5,769
Total	₩	23,506	₩	14,492	₩	16,653
The amounts are exclusive of financial assets and deferred tax assets.